UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08560
                                                     --------------------
                     GABELLI INTERNATIONAL GROWTH FUND, INC.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              ONE CORPORATE CENTER,
                            RYE, NEW YORK 10580-1422
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 BRUCE N. ALPERT
                               GABELLI FUNDS, LLC
                              ONE CORPORATE CENTER,
                            RYE, NEW YORK 10580-1422
         ---------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------
                   Date of fiscal year end: DECEMBER 31, 2003
                                            -----------------
                     Date of reporting period: JUNE 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003


TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                               Sincerely yours,




                                               /S/ BRUCE N. ALPERT
                                               Bruce N. Alpert
                                               Chief Operating Officer
August 8, 2003                                 Gabelli Funds, LLC

GABELLI INTERNATIONALGROWTH FUND,INC.
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
      SHARES                            COST        VALUE
      ------                            ----       ------
              COMMON STOCKS -- 99.1%
              AEROSPACE -- 0.5%
      65,000  BAE Systems plc (a) .$   259,093  $   153,115
                                   -----------  -----------
              BROADCASTING -- 5.7%
      85,000  Mediaset SpA (a) ....    636,308      726,212
      13,000  Nippon Broadcasting
                System Inc. .......    775,785      329,128
      25,575  NRJ Group ...........    241,087      378,858
      10,000  RTL Group ...........    599,500      477,711
                                   -----------  -----------
                                     2,252,680    1,911,909
                                   -----------  -----------
              BUILDING AND CONSTRUCTION -- 3.6%
      75,750  CRH plc (a) .........  1,120,545    1,191,652
                                   -----------  -----------
              CONSUMER PRODUCTS -- 13.1%
      50,000  Altadis SA ..........    735,471    1,281,551
      17,000  Christian Dior SA ...    855,329      679,750
      69,000  Compagnie Financiere
                Richemont AG, Cl. A  1,223,929    1,115,582
      25,000  Gallaher Group
                plc (a) ...........    228,470      246,724
       5,500  Nintendo Co.
                Ltd. (a) ..........    893,486      395,043
       7,000  Swatch Group
                AG, Cl. B .........    700,573      634,348
                                   -----------  -----------
                                     4,637,258    4,352,998
                                   -----------  -----------
              ELECTRONICS -- 3.2%
       6,400  Rohm Co. Ltd. .......  1,353,437      697,697
       8,000  Tokyo Electron Ltd. .    370,772      379,097
                                   -----------  -----------
                                     1,724,209    1,076,794
                                   -----------  -----------
              ENERGY AND UTILITIES -- 5.8%
      70,000  BP plc (a) ..........    637,260      488,695
      20,000  Eni SpA (a) .........    299,473      303,300
       7,444  Total SA (a) ........  1,123,894    1,125,318
                                   -----------  -----------
                                     2,060,627    1,917,313
                                   -----------  -----------
              ENTERTAINMENT -- 4.3%
     151,000  Publishing & Broadcasting
                Ltd. ..............  1,028,758    1,000,543
      24,000  Vivendi Universal
                SA+ (a) ...........  1,080,323      441,308
                                   -----------  -----------
                                     2,109,081    1,441,851
                                   -----------  -----------
              FINANCIAL SERVICES -- 6.6%
      14,000  Invik & Co. AB,
                Cl. B .............  1,036,830      672,460
      75,000  Irish Life & Permanent plc,
                London ............    588,823      813,738
     180,000  Nikko Cordial
                Corp. (a) .........  1,233,959      722,002
                                   -----------  -----------
                                     2,859,612    2,208,200
                                   -----------  -----------
              FINANCIAL SERVICES: BANKS -- 5.3%
      80,006  Bank of Ireland (a) .    531,788      967,327
      14,000  UBS AG ..............    614,827      778,788
                                   -----------  -----------
                                     1,146,615    1,746,115
                                   -----------  -----------
              FINANCIAL SERVICES: INSURANCE -- 1.3%
      28,452  RAS SpA .............    348,477      431,606
                                   -----------  -----------

                                                   MARKET
      SHARES                            COST        VALUE
      ------                            ----       ------
              FOOD AND BEVERAGE -- 5.1%
      20,000  Coca-Cola Hellenic
                Bottling Co. SA ...$   317,864  $   333,938
      80,000  Diageo plc (a) ......    701,361      872,462
       5,500  Pernod-Ricard SA ....    394,157      490,744
                                   -----------  -----------
                                     1,413,382    1,697,144
                                   -----------  -----------
              HEALTH CARE -- 20.7%
      14,875  AstraZeneca plc,
                London (a) ........    611,695      604,553
      14,126  AstraZeneca plc,
                Stockholm .........    532,974      572,633
      13,000  Aventis SA (a) ......    979,044      709,088
      50,140  GlaxoSmithKline
                plc (a) ...........  1,478,128    1,013,151
      30,000  Novartis AG (a) .....  1,112,001    1,191,267
      13,000  Roche Holding AG (a)   1,365,359    1,020,848
      18,000  Sanofi-Synthelabo SA     784,409    1,054,179
         400  Synthes-Stratec Inc.     268,264      287,330
      12,000  Takeda Chemical
                Industries Ltd. ...    674,966      442,723
                                   -----------  -----------
                                     7,806,840    6,895,772
                                   -----------  -----------
              HOTELS AND GAMING -- 2.2%
      22,000  Greek Organization of
                Football
                Prognostics .......    209,165      224,340
     165,000  Hilton Group plc (a)     581,257      500,418
                                   -----------  -----------
                                       790,422      724,758
                                   -----------  -----------
              METALS AND MINING -- 6.4%
      85,500  Harmony Gold Mining
                Co. Ltd. (a) ......    534,222    1,151,300
      16,000  Harmony Gold Mining
                Co. Ltd., ADR .....     86,108      215,520
      23,000  Newmont Mining Corp.     521,800      746,580
                                   -----------  -----------
                                     1,142,130    2,113,400
                                   -----------  -----------
              PUBLISHING -- 2.3%
     102,037  News Corp. Ltd. (a) .    791,257      768,451
                                   -----------  -----------
              REAL ESTATE -- 0.9%
      50,000  Cheung Kong (Holdings)
                Ltd. (a) ..........    585,811      299,751
                                   -----------  -----------
              RETAIL -- 2.8%
      45,000  Boots Group plc .....    466,365      481,559
      11,000  Ito-Yokado Co. Ltd. .    394,878      263,377
       5,750  Tod's SpA ...........    287,194      178,809
                                   -----------  -----------
                                     1,148,437      923,745
                                   -----------  -----------
              TELECOMMUNICATIONS -- 5.3%
         190  Japan Telecom Holdings
                Co. Ltd. (a) ......    613,525      578,100
         145  KDDI Corp. ..........    449,727      561,524
     115,000  Telecom Italia
                SpA, RNC ..........    442,179      629,924
                                   -----------  -----------
                                     1,505,431    1,769,548
                                   -----------  -----------

                 See accompanying notes to financial statements.

THE GABELLI INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                            COST        VALUE
      ------                            ----       ------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION -- 0.6%
      35,000  Amadeus Global Travel
                Distribution SA,
                Cl. A .............$   224,357  $   200,558
                                   -----------  -----------
              WIRELESS COMMUNICATIONS -- 3.4%
      45,000  Telefonica
                Moviles SA+ (a) ...     321,34      365,712
     346,376  Vodafone Group
                plc (a) ...........    866,398      678,520
       4,575  Vodafone Group
                plc, ADR ..........    122,216       89,899
                                   -----------  -----------
                                     1,309,960    1,134,131
                                   -----------  -----------
              TOTAL COMMON STOCKS . 35,236,224   32,958,811
                                   -----------  -----------
              TOTAL INVESTMENTS --
                99.1% .............$35,236,224   32,958,811
                                   ===========
              OTHER ASSETS AND
                 LIABILITIES (NET) -- 0.9% .....    288,281
                                                -----------
              NET ASSETS -- 100.0% .............$33,247,092
                                                ===========

                                                   MARKET
                                                    VALUE
                                                   ------
-----------------
              For Federal tax purposes:
              Aggregate cost ...................$35,236,224
                                                ===========
              Gross unrealized appreciation ....$ 3,821,304
              Gross unrealized depreciation .... (6,098,717)
                                                -----------
              Net unrealized appreciation/
                (depreciation) .................$(2,277,413)
                                                ===========
----------------
 (a) Securities fair valued under procedures established by the Board of Directors.
  +   Non-income producing security.
ADR - American Depository Receipt.

                                     % OF
                                    MARKET          MARKET
GEOGRAPHIC DIVERSIFICATION           VALUE           VALUE
--------------------------          ------          ------
Europe ...........................   73.2%      $24,120,645
Japan ............................   13.3%        4,368,691
Asia/Pacific .....................    6.3%        2,068,745
South Africa .....................    4.1%        1,366,820
North America ....................    3.1%        1,033,910
                                    ------      -----------
                                    100.0%      $32,958,811
                                    ======      ===========

                 See accompanying notes to financial statements.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $35,236,224) ....        $ 32,958,811
  Receivable for Fund shares sold .............             344,822
  Dividends and reclaims receivable ...........             182,855
  Other assets ................................              14,111
                                                       ------------
  TOTAL ASSETS ................................          33,500,599
                                                       ------------
LIABILITIES:
  Payable for Fund shares redeemed ............                 900
  Payable for investment advisory fees ........              27,929
  Payable for distribution fees ...............               6,995
  Payable to custodian ........................              13,780
  Other accrued expenses and liabilities ......             203,903
                                                       ------------
  TOTAL LIABILITIES ...........................             253,507
                                                       ------------
  NET ASSETS applicable to 2,656,850
    shares outstanding ........................        $ 33,247,092
                                                       ============
NET ASSETS CONSIST OF:
  Capital stock, at par value .................        $      2,657
  Additional paid-in capital ..................          49,634,797
  Accumulated net investment income ...........             183,566
  Accumulated net realized gain/(loss) on
    investments and foreign currency
    transactions ..............................         (14,308,752)
  Net unrealized appreciation/(depreciation) on
    foreign currency transactions .............              12,237
  Net unrealized appreciation/(depreciation) on
    investments ...............................          (2,277,413)
                                                       ------------
  TOTAL NET ASSETS ............................        $ 33,247,092
                                                       ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Shares of capital stock outstanding
    ($0.001 par value) ........................           2,653,709
                                                       ============
  Net Asset Value, offering and redemption
    price per share ...........................              $12.51
                                                             ======
  CLASS A:
  Shares of capital stock outstanding
    ($0.001 par value) ........................               1,642
                                                             ======
  Net Asset Value and redemption price per share             $12.65
                                                             ======
  Maximum sales charge ........................               5.75%
                                                             ======
  Maximum offering price per share (NAV (DIVIDE)
    0.9425, based on maximum sales charge of
    5.75% of the offering price at June 30, 2003)            $13.42
                                                             ======
  CLASS B:
  Shares of capital stock outstanding
    ($0.001 par value) ........................               1,218
                                                             ======
  Net Asset Value, offering and redemption
    price per share ...........................              $12.37(a)
                                                             ======
  CLASS C:
  Shares of capital stock outstanding
    ($0.001 par value) ........................                 281
                                                             ======
  Net Asset Value, offering and redemption
    price per share ...........................              $12.38(a)
                                                             ======
----------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $52,304)     $   514,582
  Interest ..................................             947
                                                  -----------
  TOTAL INVESTMENT INCOME ...................         515,529
                                                  -----------
EXPENSES:
  Investment advisory fees ..................         163,588
  Distribution fees .........................          40,961
  Shareholder services fees .................          26,159
  Registration fees .........................          24,556
  Custodian fees ............................          22,824
  Shareholder communications expenses .......          21,937
  Legal and audit fees ......................          18,576
  Interest expense ..........................           4,554
  Directors' fees ...........................           4,244
  Miscellaneous expenses ....................           4,564
                                                  -----------
  TOTAL EXPENSES ............................         331,963
                                                  -----------
  NET INVESTMENT INCOME .....................         183,566
                                                  -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain/(loss) on investments and
    foreign currency transactions ...........      (2,426,431)
  Net change in unrealized appreciation/
    (depreciation) on investments
    and foreign currency transactions .......       3,962,351
                                                  -----------
  NET REALIZED AND UNREALIZED GAIN/(LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ............................       1,535,920
                                                  -----------
  NET INCREASE/(DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...............     $ 1,719,486
                                                  ===========

                 See accompanying notes to financial statements.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2003      YEAR ENDED
                                                                                 (UNAUDITED)    DECEMBER 31, 2002
                                                                              ----------------  -----------------
OPERATIONS:
  Net investment income ...................................................     $    183,566      $     20,094
  Net realized gain/(loss) on investments and foreign currency transactions       (2,426,431)       (5,032,265)
  Net change in unrealized appreciation/(depreciation) of investments and
    foreign currency transactions .........................................        3,962,351          (334,081)
                                                                                ------------      ------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        1,719,486        (5,346,252)
                                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA .............................................................               --           (29,951)
    Class A ...............................................................               --                (3)
    Class B ...............................................................               --                --
    Class C ...............................................................               --                --
                                                                                ------------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................               --           (29,954)
                                                                                ------------      ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA .............................................................       (4,130,937)       (6,262,659)
    Class A ...............................................................           17,868                83
    Class B ...............................................................              355            (1,341)
    Class C ...............................................................               --               207
                                                                                ------------      ------------
  Net increase/(decrease) in net assets from capital share transactions ...       (4,112,714)       (6,263,710)
                                                                                ------------      ------------
REDEMPTION FEES:
  Redemption fees .........................................................           85,783                --
                                                                                ------------      ------------
  NET INCREASE/(DECREASE) IN NET ASSETS ...................................       (2,307,445)      (11,639,916)
NET ASSETS:
  Beginning of period .....................................................       35,554,537        47,194,453
                                                                                ------------      ------------
  End of period ...........................................................     $ 33,247,092      $ 35,554,537
                                                                                ============      ============

                 See accompanying notes to financial statements.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli International Growth Fund, Inc. (the "Fund") was organized on May 25, 1994 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on June 30,1995.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on that day, then the security is valued at the closing bid price. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days are valued at the latest average of the bid and asked prices obtained from a pricing service approved by the Board of Directors, or a dealer maintaining an active market in those securities. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund is informed of the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $11,041,866. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $5,815,750 of the loss carryforward is available through 2009; and $5,226,116 is available through 2010.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") for each Class of Shares pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $40,865 and $12 for Class AAA and Class A Shares, respectively, or 0.25% of average daily net assets, the annual limitation under its Plan. Class B and Class C Shares incurred distribution costs of $68 and $16, respectively, or 1.00% of average daily net assets, the annual limitation under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $2,369,346 and $6,562,837, respectively.

6. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings outstanding at June 30, 2003.

The average daily amount of borrowings outstanding within the six months ended June 30, 2003, was $113,772, with a related weighted average interest rate of 2.04%. The maximum amount borrowed at any time during the six months ended June 30, 2003 was $2,756,000.

7. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase.

The Fund imposes a redemption fee of 2.00% on Class AAA and Class A Shares that are redeemed within sixty days of purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders. The redemption fees returned to the assets of the Fund during the period ended June 30, 2003 amounted to $85,783.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2003               YEAR ENDED
                                                                       (UNAUDITED)             DECEMBER 31, 2002
                                                                ------------------------    ------------------------
                                                                   SHARES      AMOUNT         SHARES      AMOUNT
                                                                ----------  ------------    ----------  ------------
                                                                        CLASS AAA                  CLASS AAA
                                                                ------------------------    ------------------------
Shares sold ...................................................  2,700,774  $ 30,814,234     7,742,329  $ 100,433,264
Shares issued upon reinvestment of dividends ..................         --            --         2,324         27,027
Shares redeemed ............................................... (3,061,085)  (34,945,171)   (8,163,819)  (106,722,950)
                                                                ----------  ------------    ----------   ------------
  Net increase/(decrease) .....................................   (360,311) $ (4,130,937)     (419,166) $  (6,262,659)
                                                                ==========  ============    ==========  ============

                                                                         CLASS A                    CLASS A
                                                                ------------------------    ------------------------
Shares sold ...................................................      1,558  $     17,893            77  $         945
Shares issued upon reinvestment of dividends ..................         --            --            --            --
Shares redeemed ...............................................         (1)          (25)          (66)          (862)
                                                                ----------  ------------    ----------  ------------
  Net increase/(decrease) .....................................      1,557  $     17,868            11  $         83
                                                                ==========  ============    ==========  ============

                                                                         CLASS B                    CLASS B
                                                                ------------------------    ------------------------
Shares sold ...................................................         32  $        380            94  $      1,202
Shares issued upon reinvestment of dividends ..................         --            --            --            --
Shares redeemed ...............................................         (1)          (25)         (197)       (2,543)
                                                                ----------  ------------    ----------  ------------
Net increase/(decrease) .......................................         31  $        355           103  $     (1,341)
                                                                ==========  ============    ==========  ============

                                                                         CLASS C                    CLASS C
                                                                ------------------------    ------------------------
Shares sold ...................................................          1  $         25           776  $      9,880
Shares issued upon reinvestment of dividends ..................         --            --            --            --
Shares redeemed ...............................................         (1)          (25)         (776)       (9,673)
                                                                ----------  ------------    ----------  ------------
Net increase/(decrease) .......................................         --  $         --            --  $        207
                                                                ==========  ============    ==========  ============

GABELLI INTERNATIONAL GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                               INCOME
                                    FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                           ------------------------------------------   ----------------------------------------
                                                Net
               Net Asset                   Realized and      Total                      Net                       Net Asset
    Period       Value,        Net          Unrealized       from           Net       Realized                      Value,
    Ended      Beginning    Investment    Gain/(Loss) on   Investment   Investment    Gain on          Total        End of
 December 31   of Period   Income/(Loss)   Investments     Operations      Income    Investments   Distributions    Period
 -----------   ---------   -------------  --------------   ----------   ----------   -----------   -------------  ---------
CLASS AAA
  2003(a)(e)    $11.79        $ 0.06         $ 0.66         $ 0.72            --           --              --       $12.51
  2002(a)        13.74          0.01          (1.95)         (1.94)       $(0.01)          --          $(0.01)       11.79
  2001(a)        18.29          0.17          (4.51)         (4.34)        (0.18)      $(0.03)          (0.21)       13.74
  2000(a)        22.82         (0.13)         (3.65)         (3.78)           --        (0.75)          (0.75)       18.29
  1999           15.63         (0.09)          8.25           8.16         (0.10)       (0.87)          (0.97)       22.82
  1998           14.40         (0.02)          2.51           2.49         (0.03)       (1.23)          (1.26)       15.63
CLASS A
  2003(a)(e)     11.91          0.11           1.40           1.51            --           --              --        12.65
  2002(a)        13.74         (0.05)         (1.74)         (1.79)        (0.04)          --           (0.04)       11.91
  2001(a)(d)     14.88         (0.23)         (0.69)         (0.92)        (0.19)       (0.03)          (0.22)       13.74
CLASS B
  2003(a)(e)     11.70          0.02           0.65           0.67            --           --              --        12.37
  2002(a)        13.73         (0.09)         (1.94)         (2.03)           --           --              --        11.70
  2001(a)        17.68          0.12          (3.95)         (3.83)        (0.09)       (0.03)          (0.12)       13.73
CLASS C
  2003(a)(e)     11.70          0.03           0.65           0.68            --           --              --        12.38
  2002(a)        13.74         (0.10)         (1.94)         (2.04)           --           --              --        11.70
  2001(a)        18.28          0.07          (4.51)         (4.44)        (0.07)       (0.03)          (0.10)       13.74
  2000(a)(b)     25.94         (0.12)         (6.79)         (6.91)           --        (0.75)          (0.75)       18.28

                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           ------------------------------------------------------------------
                                              Net                       Operating
                           Net Assets     Investment       Operating     Expense
    Period                  End of       Income/(Loss)    Expenses to     Ratio     Portfolio
    Ended        Total      Period       to Average Net   Average Net    (Net of     Turnover
 December 31    Return+    (in 000's)       Assets           Assets      Interest)     Rate
 -----------    -------    ----------    --------------   -----------    ---------  ---------
CLASS AAA
  2003(a)(e)       6.1%     $33,208          1.12%            2.03%         2.00%        7%
  2002(a)        (14.1)      35,536          0.05             1.90          1.89        25
  2001(a)        (23.7)      47,172          1.14             1.86          1.80        31
  2000(a)        (16.5)      66,057         (0.68)            1.77          1.75        62
  1999            52.4       48,883         (0.62)            1.90          1.88        74
  1998            17.4       26,791         (0.14)            1.98          1.96        52
CLASS A
  2003(a)(e)       6.2           21          1.84             2.04          2.02         7
  2002(a)        (13.1)           1         (0.36)            1.43          1.43        25
  2001(a)(d)      (6.2)           1         (3.85)(c)         1.86(c)       1.86(c)     31
CLASS B
  2003(a)(e)       5.7           15          0.44             2.79          2.76         7
  2002(a)        (14.8)          14         (0.69)            2.65          2.64        25
  2001(a)        (21.7)          18          0.82(c)          2.60(c)       2.56(c)     31
CLASS C
  2003(a)(e)       5.8            3          0.56             2.68          2.68         7
  2002(a)        (14.9)           3         (0.78)            2.61          2.61        25
  2001(a)        (24.3)           4          0.43             2.64          2.59        31
  2000(a)(b)     (26.6)           5         (1.43)(c)         2.52(c)       2.50(c)     62

--------------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average daily shares outstanding method.
(b) From the commencement of offering Class C Shares on March 9, 2000.
(c) Annualized.
(d) Class A Shares were outstanding for the period March 13, 2000 through November 30, 2000.Financial Highlights are not presented for Class A Shares as the information for this period is not considered meaningful.
(e) For the period ended June 30, 2003; unaudited.

                 See accompanying notes to financial statements.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                       Werner J. Roeder, MD
CHAIRMAN AND CHIEF                          VICE PRESIDENT/MEDICAL AFFAIRS
INVESTMENT OFFICER                          LAWRENCE HOSPITAL CENTER
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                         Anthonie C. van Ekris
ATTORNEY-AT-LAW                             MANAGING DIRECTOR
ANTHONY J. COLAVITA, P.C.                   BALMAC INTERNATIONAL, INC.

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

                         OFFICERS AND PORTFOLIO MANAGER
Caesar Bryan                                Bruce N. Alpert
PORTFOLIO MANAGER                           PRESIDENT

James E. McKee                              Gus Coutsouros
SECRETARY                                   VICE PRESIDENT AND TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                            Willkie Farr & Gallagher



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Gabelli International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB009Q203SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI
                                    GABELLI
                                    INTERNATIONAL
                                    GROWTH
                                    FUND,
                                    INC.
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003



ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GABELLI INTERNATIONAL GROWTH FUND, INC.
             ------------------------------------------------------------
By (Signature and Title)*  /S/ BRUCE N. ALPERT
                           ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
    ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ BRUCE N. ALPERT
                           ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
    ---------------------------------------------------------------------


By (Signature and Title)*  /S/ GUS A. COUTSOUROS
                           ----------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer

Date                       09/03/03
    ---------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.